COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 14,842
2022 [Member]
Disclosure Of Commitments [Line Items]
Commitments	4,146
2023 [Member]
Disclosure Of Commitments [Line Items]
Commitments	3,291
2024 [member]
Disclosure Of Commitments [Line Items]
Commitments	3,291
2025 [member]
Disclosure Of Commitments [Line Items]
Commitments	3,291
2026 [Member]
Disclosure Of Commitments [Line Items]
Commitments	823
2027 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0